Components of Deferred Tax Assets And Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Net operating loss carryforwards	$ 4,678,000	$ 2,199,000
Stock compensation	21,000	12,000
Research tax credit	636,000	294,000
Accrued expenses	151,000	92,000
Valuation allowance	(5,430,000)	(2,596,000)
Total deferred tax assets, net of valuation allowance	56,000	1,000
Deferred tax liabilities
Property and equipment	(4,000)	(1,000)
Section 481(a) adjustment accrued expenses	(52,000)
Total deferred tax liabilities	(56,000)	(1,000)
Net deferred tax assets	$ 0	$ 0